Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Unrealized (loss) gain on qualifying cash flow hedging instruments	$ (165)	$ 341
Pension adjustments, net of tax recoveries	(13,821)	(16,253)
Foreign exchange gain on currency translation	1,797	1,144
Accumulated other comprehensive loss	$ (12,189)	$ (14,768)